Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Credit facilities	$ 732,130	$ 808,218
Term bank loans	686,206	572,080
Total	1,418,336	1,380,298
Less - current portion	(228,492)	(126,361)
Long-term portion	$ 1,189,844	$ 1,253,937